Document And Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Oculis Holding AG
Entity Central Index Key	0001953530
Current Fiscal Year End Date	--12-31
Entity File Number	001-41636
Entity Address, Address Line One	Bahnhofstrasse 20
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH